Reg. Nos. 33-30394/ 811-5857


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                              [ X ]
       Pre-Effective Amendment No. ____                             [   ]

       Post-Effective Amendment No. 24                              [ X ]

                                               and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                      [ X ]
       Amendment No. 23

                                               (Check appropriate box or boxes.)
                                 CMC Fund Trust

               (Exact Name of Registrant as Specified in Charter)

1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

Jeff B. Curtis
1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

for a previously filed post-effective amendment.
It is proposed that this filing will become effective:
 _______  immediately upon filing pursuant to paragraph (b)

    X    on February 27, 2003 pursuant to paragraph (b)
 -------   ------------------
 _______ 60 days after filing pursuant to paragraph (a)(1)
 _______ on _______________ pursuant to paragraph (a)(1)

 _______ 75 days after filing pursuant to paragraph (a)(2)
 _______
 _______ on _______________  pursuant to paragraph (a)(2) of Rule 485


If appropriate:

    X    this post-effective amendment designates a new effective date for a
 ------- previously filed post-effective amendment.

         Parts A, B and C to the CMC Fund Trust's (the "Trust") Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 22 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission under Rule 485(a)(2) on December 5, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Trust is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of February 19, 2003. It is proposed that the Post-Effective Amendment become effective on February 27, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to
Section 8(a) of the Securities Act may determine.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and State of Oregon on the 18th day of February, 2003.

                                            CMC FUND TRUST

                                            By     JEFF B. CURTIS
                                                -------------------------------
                                                   Jeff B. Curtis
                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 18th day of February, 2003 by the following persons in the capacities indicated.



(i) Principal executive officer:



           JEFF B. CURTIS                              President
----------------------------------------------
           Jeff B. Curtis


(ii)       Principal accounting and financial officer:



           JEFFREY L. LUNZER                           Vice President
----------------------------------------------
           Jeffrey L. Lunzer


(iii) Trustees:



*          JAMES C. GEORGE                             Trustee
----------------------------------------------
           James C. George

*          J. JERRY INSKEEP, JR.                       Trustee
----------------------------------------------
           J. Jerry Inskeep, Jr.



*          PATRICK J. SIMPSON                          Trustee
----------------------------------------------
           Patrick J. Simpson



*          RICHARD L. WOOLWORTH               Trustee
-------------------------------------
           Richard L. Woolworth



*By:       JEFF B. CURTIS
     -----------------------------------------
           Jeff B. Curtis
           Attorney-In-Fact